Land use rights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
Year

2012	$92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110

$504,948

Schedule of Land use rights
	September 30, 2012	December 31, 2011

Land use rights	$16,518,951	$16,440,340
Accumulated amortization	(3,121,227)	(2,856,205)

	$13,397,724	$13,584,135

	As of December 31,
	2011	2010

Land use rights	$16,440,340	$15,848,693
Accumulated amortization	(2,856,205)	(2,426,645)

	$13,584,135	$13,422,048

Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
Year

2012	$328,267
2013	328,267
2014	328,267
2015	328,267
2016	328,267
Thereafter	11,942,800

$13,584,135